Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2019
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Discontinued Operations
b.	The following is the detail of discontinued operations:

	Year ended March 31,
	2019	2018	2017
Sales, net	$—	$—	$—
Cost of sales	—	(103)	(172)
Gross loss	—	(103)	(172)
Operating expenses:
Research and development	—	(30)	—
Selling, marketing, general and administrative	—	(169)	(142)
Operating loss	—	(302)	(314)
Financial (expenses) income, net	—	113	(67)
Other income, net	—	(146)	29
Loss before income taxes	—	(335)	(352)
Net loss from discontinued operations	$—	$(335)	$(352)